TAXES ON INCOME (Schedule of Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 663	$ 893
Additions based on tax positions taken related to the current year	245	45
Reductions related to settlement of tax matters and limitation		(275)
Balance at the end of the year	$ 908	$ 663